Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2013
Nature of Operations [Abstract]
Schedule of Details of Impairment
The impact of this decision on the consolidated statement of income was as follows:

		Year ended
		December 31,
		2013
		U.S. Dollars in
Account	Nature of impact	millions

Cost of Revenues	Inventory write-off	3.1
Reorganization and impairment	Impairment charge with respect of technology, customer relationships and goodwill	1.7
Reorganization and impairment	Revaluation of liabilities in respect of SELA acquisition	(5.1)
Relevant areas in consolidated statement of income	Other (mainly due to disposal of fixed assets)	0.8
		0.5